UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Wozniak
Title:	Managing Director
Phone:  (415) 772-8364

Signature, Place, and Date of Signing:

Paul Wozniak      San Francisco, CA     March 31, 2010

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   62
Form 13F Information Table Value Total (Thousands):   $117,357

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A123 Systems, Inc.             COM              03739T108      784    57051 SH       SOLE                                      57051
Acme Packet, Inc.              COM              004764106      969    50282 SH       SOLE                    50282
Alliance Data Systems Corporat COM              018581108     1571    24547 SH       SOLE                     9764             14783
Amazon.com, Inc.               COM              023135106     5729    42197 SH       SOLE                    31843             10354
Amdocs Ltd.                    COM              G02602103     2088    69356 SH       SOLE                    66500              2856
Approach Resources Inc.        COM              03834A103      434    47774 SH       SOLE                    47774
Arch Capital Group Ltd.        COM              G0450A105     4250    55733 SH       SOLE                    23833             31900
Aruba Networks Inc.            COM              043176106     2523   184728 SH       SOLE                   184728
Atheros Communications, Inc.   COM              04743P108      562    14512 SH       SOLE                    12133              2379
Atmel Corp.                    COM              049513104       71    14000 SH       SOLE                                      14000
BigBand Networks, Inc.         COM              089750509       65    18508 SH       SOLE                    18508
Bill Barrett Corporation       COM              06846N104     4814   156772 SH       SOLE                    32765            124007
Cadence Design Systems, Inc.   COM              127387108     1270   190347 SH       SOLE                   177826             12521
Callidus Software, Inc.        COM              13123E500       39    10731 SH       SOLE                                      10731
Cavium Networks, Inc.          COM              14965A101      860    34551 SH       SOLE                    34551
Cbeyond, Inc.                  COM              149847105      222    16200 SH       SOLE                     8664              7536
Cisco Systems                  COM              17275R102     5435   208785 SH       SOLE                   168142             40643
Citrix Systems, Inc.           COM              177376100      589    12402 SH       SOLE                    11398              1004
Cognizant Technology Solutions COM              192446102     2014    39513 SH       SOLE                    35435              4078
CommVault Systems, Inc.        COM              204166102     1667    78078 SH       SOLE                    73078              5000
Concho Resources Inc.          COM              20605P101     4221    83807 SH       SOLE                    81612              2195
Crown Castle International Cor COM              228227104     1519    39722 SH       SOLE                    33149              6573
DemandTec, Inc.                COM              24802R506      250    35995 SH       SOLE                                      35995
Domino's Pizza, Inc.           COM              25754A201     1553   113830 SH       SOLE                   113830
Du Pont                        COM              263534109      236     6350 SH       SOLE                                       6350
EBay, Inc.                     COM              278642103      996    36930 SH       SOLE                    29100              7830
EHealth, Inc.                  COM              28238P109      636    40391 SH       SOLE                    18998             21393
Ecotality, Inc.                COM              27922Y202       90    20078 SH       SOLE                    20078
Global Cash Access Holdings, I COM              378967103     1325   162134 SH       SOLE                    24106            138028
Google, Inc. - Cl A            COM              38259P508    33150    58454 SH       SOLE                    52285              6169
HewlettPackard                 COM              428236103      687    12929 SH       SOLE                                      12929
Infinera Corporation           COM              45667G103      165    19409 SH       SOLE                    19409
Innophos Holdings, Inc.        COM              45774N108      532    19073 SH       SOLE                    17204              1869
Jackson Hewitt Tax Service, In COM              468202106      850   424826 SH       SOLE                                     424826
Keryx Biopharmaceuticals, Inc. COM              492515101       91    33200 SH       SOLE                                      33200
Linear Technology Corp.        COM              535678106     1384    49000 SH       SOLE                    20000             29000
MAP Pharmaceuticals, Inc.      COM              56509R108      282    17778 SH       SOLE                                      17778
Magellan Midstream Partners    COM              559080106      465     9775 SH       SOLE                     8359              1416
MedAssets Inc.                 COM              584045108     1368    65147 SH       SOLE                    24173             40974
MedCath Corporation            COM              58404W109      296    28241 SH       SOLE                                      28241
Medidata Solutions, Inc.       COM              58471A105      632    41587 SH       SOLE                    41587
Mellanox Technologies Ltd.     COM              M51363113     2559   108574 SH       SOLE                   108574
MetroPCS Communications        COM              591708102     3456   488176 SH       SOLE                   102385            385791
Microchip Technology, Inc.     COM              595017104      225     8000 SH       SOLE                     8000
Microsoft Corp.                COM              594918104      322    11000 SH       SOLE                                      11000
Monotype Imaging Holdings Inc. COM              61022P100      249    25575 SH       SOLE                    19025              6550
Netezza Corporation            COM              64111N101      367    28675 SH       SOLE                    20469              8206
PROS Holdings, Inc.            COM              74346Y103      188    19010 SH       SOLE                    15228              3782
Prestige Brands Holdings, Inc  COM              74112D101      404    44941 SH       SOLE                    36804              8137
Rackspace Hosting, Inc.        COM              750086100     5622   300150 SH       SOLE                   230791             69359
SAVVIS, Inc.                   COM              805423308     1195    72398 SH       SOLE                    23690             48708
Salesforce.com, Inc.           COM              79466L302     1530    20551 SH       SOLE                    16600              3951
Sourcefire, Inc.               COM              83616T108      478    20843 SH       SOLE                    15312              5531
TransDigm Group Inc.           COM              893641100     1915    36100 SH       SOLE                                      36100
Ulta Salon, Cosmetics & Fragra COM              90384S303      542    23941 SH       SOLE                    14445              9496
VanceInfo Technologies, Inc. - COM              921564100     3095   138850 SH       SOLE                    94101             44749
Vanda Pharmaceuticals, Inc.    COM              921659108      313    27150 SH       SOLE                    27150
VeriFone Holdings, Inc.        COM              92342Y109     3546   175465 SH       SOLE                    30124            145341
Volcano Corporation            COM              928645100      981    40585 SH       SOLE                    40585
World Westling Entertainment,  COM              98156Q108     2083   120421 SH       SOLE                                     120421
YaHoo!, Inc.                   COM              984332106     1278    77320 SH       SOLE                    71320              6000
ev3, Inc.                      COM              26928A200      325    20500 SH       SOLE                                      20500